Related party transactions - material transactions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Impairment of outstanding balances	R 0
Purchases by subsidiaries from related parties	759	R 737	R 680
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered from subsidiaries to related parties	965	1,088	1,079
Purchases by subsidiaries from related parties	671	617	592
Associates
Disclosure of transactions between related parties [line items]
Purchases by subsidiaries from related parties	R 88	R 120	R 88